Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Subordinate voting shares
Related Party Transactions
Purchases for cancellation (in shares)		1,346,953	364,723
Subordinate voting shares | Prem Watsa
Related Party Transactions
Purchases for cancellation (in shares)		275,000
Key management team
Related Party Transactions
Salaries and other short-term employee benefits		$ 17.3	$ 14.5
Share-based payments		7.2	7.3
Related party compensation		24.5	21.8
Board of Directors
Related Party Transactions
Retainers and fees		1.8	1.4
Share-based payments		0.2	0.2
Related party compensation		$ 2.0	$ 1.6
Non-insurance associates and joint ventures | Marval Guru Fund
Related Party Transactions
Investment in managed fund	$ 100.4			$ 50.0